23. LEASES (Details 2) R$ in Millions	Dec. 31, 2017 BRL (R$)
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	R$ 232.6
Interest	120.2
Minimum future payments	352.8
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	51.7
Interest	20.9
Minimum future payments	72.5
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	43.3
Interest	20.2
Minimum future payments	63.5
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	30.4
Interest	15.0
Minimum future payments	45.4
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	20.4
Interest	9.0
Minimum future payments	29.4
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	16.1
Interest	8.3
Minimum future payments	24.4
2023 onwards [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Present value of minimum payments	70.7
Interest	46.8
Minimum future payments	R$ 117.6